SUBSEQUENT EVENTS - Continuity of interest (Details) - 9370-5762 Quebec Inc - Quebecor Media Inc. - Transfer of shares - CAD ($) $ in Millions	Jan. 08, 2018	Jan. 03, 2018
SUBSEQUENT EVENTS
Convertible promissory note		$ 3,908.6
Number of ordinary shares convertible	3,908,569,822